Stockholders' Equity (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 12, 2021	Feb. 04, 2021	Oct. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 02, 2020
Percentage of issued and outstanding stock						90.00%
Warrants [Member]
Warrants term		3 years
Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrant measurement input		92.30
Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input		18
Warrants [Member] | Measurement Input, Share Price [Member]
Warrant measurement input		0.00006552
Share Exchange Agreement [Member]
Percentage of issued and outstanding stock		100.00%
Share Exchange Agreement [Member] | Warrants [Member]
Percentage of issued and outstanding stock		13.00%
Number of common stock to purchase warrants		25,568,064,465
Fair value of warrants		$ 885,000
Series B Preferred Stock [Member]
Number of shares issued during period, shares	57,748
Proceeds from private offering					$ 4,700,000
Series B Preferred Stock [Member] | Securities Purchase Agreements [Member]
Number of shares issued during period, shares	47,248		10,500
Proceeds from private offering	$ 4,725,000		$ 1,050,000
Preferred stock, par value	$ 100
Preferred stock, shares outstanding	57,748
Issuance of shares, description	Pursuant to the terms of the Company's Certificate of Designation of Preferences, Rights and Limitations of Series B Preferred Stock ("COD"), (i) each share of Series B Stock has a stated value of $100, (ii) the Series B Stock accrues a 5% dividend beginning one year after the original issue date and thereafter on a quarterly basis, (iii) the Series B Stock has no voting rights, except as required by law, and (iv) the Series B Stock has no liquidation preference over the Company's Common Stock. Additionally, the Series B Stock converts into Common Stock (i) at the election of the holder at any time at a price equal to $15,000,000 divided by the fully diluted outstanding securities of the Company at the time of conversion ("Standard Conversion Price") or (ii) automatically upon the completion of an offering of $5,000,000 or more ("Qualified Offering") at the lower of (a) the Standard Conversion Price or (b) eighty percent (80%) of the lowest per share purchase price of Common Stock in such Qualified Offering ("Qualified Offering Conversion Price")
Series B Stock [Member]
Number of shares issued during period, shares				67,371,841,498
Beneficial conversion feature				$ 5,775,000
Stock issued convertible
Series B Preferred Stock [Member]
Number of shares issued during period, shares	10,500